Shareholders' Equity (Details) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 03, 2021 shares	Feb. 19, 2021 shares	Nov. 20, 2020 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 13, 2021 ₪ / shares	Dec. 31, 2020 shares
Shareholders' Equity (Details) [Line Items]
Shareholders approved the reclassification					16,000
Ordinary shares issued					119,977		119,977
Preferred shares par value (in Dollars per share) | ₪ / shares						₪ 0.01
Moringa Acquisition Corp [Member]
Shareholders' Equity (Details) [Line Items]
Preferred shares authorized				5,000,000	5,000,000
Shares as compensation expenses (in Dollars) | $				$ 860	$ 860
Preferred shares par value (in Dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Moringa Acquisition Corp [Member] | Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Sale price per unit (in Dollars per share) | $ / shares					$ 10
Preferred A share [Member]
Shareholders' Equity (Details) [Line Items]
Preferred shares authorized					16,000
Class A Ordinary Shares [Member] | Moringa Acquisition Corp [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued			100,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0001
Issuance of stock	380,000	11,500,000
Sale price per unit (in Dollars per share) | $ / shares				$ 10	$ 10
Temporary equity				11,500,000	11,500,000
Remaining permanent equity shares				480,000	480,000
Class A Ordinary Shares [Member] | Moringa Acquisition Corp [Member] | Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Consideration amount (in Dollars) | $				$ 115,000	$ 115,000
Class A Ordinary Shares [Member] | Moringa Acquisition Corp [Member] | Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Consideration amount (in Dollars) | $				$ 3,800	$ 3,800
Class B Ordinary Shares [Member] | Moringa Acquisition Corp [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued			2,875,000
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0001
Total consideration (in Dollars) | $			$ 25
Ordinary share issued			2,875,00
Number of shares subject to forfeiture			375,000